Investment Risks	Dec. 22, 2025
Schwab High Yield Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab High Yield Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab High Yield Bond ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab High Yield Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Schwab High Yield Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Schwab High Yield Bond ETF | High-Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Schwab High Yield Bond ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab High Yield Bond ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab High Yield Bond ETF | Non-U.S. Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Issuer Risk. The fund may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.

Schwab High Yield Bond ETF | Privately Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privately Issued Securities Risk. Privately issued securities, including those purchased pursuant to Rule 144A under the Securities Act of 1933, as amended (the 1933 Act), are generally not traded on established markets. Privately issued securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the fund to sell these bonds. Delay or difficulty in selling such securities may result in a loss to the fund.

Schwab High Yield Bond ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index or in response to market conditions. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.

Schwab High Yield Bond ETF | Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.

Schwab High Yield Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab High Yield Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab High Yield Bond ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab High Yield Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab High Yield Bond ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab High Yield Bond ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab Mortgage-Backed Securities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Mortgage-Backed Securities ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Mortgage-Backed Securities ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Mortgage-Backed Securities ETF | Mortgage-Backed and Mortgage Pass-Through Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.

Schwab Mortgage-Backed Securities ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Schwab Mortgage-Backed Securities ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

Schwab Mortgage-Backed Securities ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Mortgage-Backed Securities ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Mortgage-Backed Securities ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index or in response to market conditions. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.

Schwab Mortgage-Backed Securities ETF | Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.

Schwab Mortgage-Backed Securities ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Mortgage-Backed Securities ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Mortgage-Backed Securities ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Mortgage-Backed Securities ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Mortgage-Backed Securities ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab Mortgage-Backed Securities ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab International Dividend Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab International Dividend Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab International Dividend Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab International Dividend Equity ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab International Dividend Equity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab International Dividend Equity ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab International Dividend Equity ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab International Dividend Equity ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab International Dividend Equity ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab International Dividend Equity ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab International Dividend Equity ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab International Dividend Equity ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab International Dividend Equity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab International Dividend Equity ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab International Dividend Equity ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab International Dividend Equity ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab International Dividend Equity ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab International Dividend Equity ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

Schwab International Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab International Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab International Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab International Equity ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab International Equity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab International Equity ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab International Equity ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab International Equity ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab International Equity ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab International Equity ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab International Equity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab International Equity ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab International Equity ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab International Equity ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab International Equity ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab International Equity ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

Schwab International Small-Cap Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab International Small-Cap Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab International Small-Cap Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab International Small-Cap Equity ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab International Small-Cap Equity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab International Small-Cap Equity ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab International Small-Cap Equity ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab International Small-Cap Equity ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab International Small-Cap Equity ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab International Small-Cap Equity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab International Small-Cap Equity ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab International Small-Cap Equity ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab International Small-Cap Equity ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab International Small-Cap Equity ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab International Small-Cap Equity ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

Schwab Emerging Markets Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Emerging Markets Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Emerging Markets Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Emerging Markets Equity ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Emerging Markets Equity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Emerging Markets Equity ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Emerging Markets Equity ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab Emerging Markets Equity ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Emerging Markets Equity ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Emerging Markets Equity ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Emerging Markets Equity ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Emerging Markets Equity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Emerging Markets Equity ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Emerging Markets Equity ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Emerging Markets Equity ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab Emerging Markets Equity ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab Emerging Markets Equity ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

Schwab U.S. Broad Market ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Broad Market ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Broad Market ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Broad Market ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Broad Market ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Broad Market ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab U.S. Broad Market ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab U.S. Broad Market ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab U.S. Broad Market ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab U.S. Broad Market ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Broad Market ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Broad Market ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Broad Market ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Broad Market ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Broad Market ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Broad Market ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab 1000 Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab 1000 Index ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab 1000 Index ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab 1000 Index ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab 1000 Index ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab 1000 Index ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab 1000 Index ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab 1000 Index ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab 1000 Index ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.
The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab 1000 Index ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab 1000 Index ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab 1000 Index ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab 1000 Index ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab 1000 Index ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab U.S. Large-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Large-Cap ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.

Schwab U.S. Large-Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Large-Cap ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Large-Cap ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Large-Cap ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Large-Cap ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab U.S. Large-Cap ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Large-Cap ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Large-Cap ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Large-Cap ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Large-Cap ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Large-Cap ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Large-Cap ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab U.S. Large-Cap Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Large-Cap Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.

Schwab U.S. Large-Cap Growth ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Large-Cap Growth ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Large-Cap Growth ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Large-Cap Growth ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Large-Cap Growth ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab U.S. Large-Cap Growth ETF | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Schwab U.S. Large-Cap Growth ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Large-Cap Growth ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Large-Cap Growth ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Large-Cap Growth ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Large-Cap Growth ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Large-Cap Growth ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Large-Cap Growth ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab U.S. Large-Cap Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Large-Cap Value ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Large-Cap Value ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Large-Cap Value ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Large-Cap Value ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Large-Cap Value ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab U.S. Large-Cap Value ETF | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk. The fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

Schwab U.S. Large-Cap Value ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Large-Cap Value ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Large-Cap Value ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Large-Cap Value ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Large-Cap Value ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Large-Cap Value ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Large-Cap Value ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab U.S. Mid-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Mid-Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Mid-Cap ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Mid-Cap ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Mid-Cap ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Mid-Cap ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab U.S. Mid-Cap ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Mid-Cap ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Mid-Cap ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Mid-Cap ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Mid-Cap ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Mid-Cap ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Mid-Cap ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab U.S. Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Small-Cap ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Small-Cap ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Small-Cap ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Small-Cap ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Small-Cap ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab U.S. Small-Cap ETF | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab U.S. Small-Cap ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Small-Cap ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Small-Cap ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Small-Cap ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Small-Cap ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Small-Cap ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Small-Cap ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab U.S. Dividend Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Dividend Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Dividend Equity ETF | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Dividend Equity ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Dividend Equity ETF | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Dividend Equity ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab U.S. Dividend Equity ETF | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab U.S. Dividend Equity ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab U.S. Dividend Equity ETF | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Dividend Equity ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Dividend Equity ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Dividend Equity ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Dividend Equity ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Dividend Equity ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab U.S. Dividend Equity ETF | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.